Note 18 - Total Sales (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
Primary geographical markets (€)	2019	2018	2017
Asia	17,939	14,119	13,461
France	11,350	11,577	10,573
United States	5,194	2,048	1,748
Others geographical areas	10,377	11,419	9,904
	44,859	39,163	35,686

Disaggregation of Revenue [Table Text Block]
Timing of revenue recognition	2019	2018	2017
Products transferred at a point in time	36,767	31,373	28,760
Products and services transferred over time	8,092	7,790	6,927
	44,859	39,163	35,686